Revenue	6 Months Ended
Mar. 31, 2025
Revenue [Abstract]
REVENUE

4. REVENUE

The following table disaggregates the Group’s revenue for the six months ended March 31, 2025 and 2024:

	For the Six Months Ended March 31,
	2025	2024
By revenue streams
Cross-border sales	$800,751	$4,536,131
Integrated e-commerce services
Fully managed e-commerce operation services	2,591,308	—
Digital marketing services	76,907	128,993
Others	32,981	133,239
Total	$3,501,947	$4,798,363